Schedule of Investments(a)
September 30, 2024
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.92%
Aerospace & Defense–1.15%
Loar Holdings, Inc.(b)(c)	76,748	$5,724,633
Moog, Inc., Class A	86,873	17,550,084
		23,274,717
Air Freight & Logistics–0.84%
GXO Logistics, Inc.(b)(c)	325,614	16,954,721
Apparel Retail–0.29%
Boot Barn Holdings, Inc.(b)	34,599	5,787,721
Application Software–8.32%
ACI Worldwide, Inc.(b)	313,689	15,966,770
Altair Engineering, Inc., Class A(b)(c)	227,471	21,725,755
Braze, Inc., Class A(b)(c)	347,222	11,229,160
Clearwater Analytics Holdings, Inc., Class A(b)	626,596	15,821,549
Confluent, Inc., Class A(b)(c)	250,432	5,103,804
Descartes Systems Group, Inc. (The) (Canada)(b)	145,661	14,997,257
Guidewire Software, Inc.(b)	166,628	30,482,926
Pegasystems, Inc.	223,652	16,346,725
Procore Technologies, Inc.(b)	212,839	13,136,423
Q2 Holdings, Inc.(b)	298,191	23,786,696
		168,597,065
Asset Management & Custody Banks–2.14%
Hamilton Lane, Inc., Class A	138,879	23,385,835
StepStone Group, Inc., Class A	352,510	20,033,143
		43,418,978
Automotive Parts & Equipment–1.09%
Modine Manufacturing Co.(b)(c)	166,698	22,135,827
Automotive Retail–0.82%
Murphy USA, Inc.	33,534	16,527,903
Biotechnology–7.39%
ADMA Biologics, Inc.(b)	1,033,219	20,654,048
Ascendis Pharma A/S, ADR (Denmark)(b)	99,976	14,927,416
Blueprint Medicines Corp.(b)(c)	112,969	10,449,632
Halozyme Therapeutics, Inc.(b)	169,179	9,683,806
Madrigal Pharmaceuticals, Inc.(b)	42,539	9,027,627
Natera, Inc.(b)	161,738	20,532,639
Twist Bioscience Corp.(b)	450,331	20,345,955
Vaxcyte, Inc.(b)(c)	176,230	20,137,802
Vericel Corp.(b)(c)	331,233	13,994,594
Viking Therapeutics, Inc.(b)(c)	158,518	10,035,775
		149,789,294
Broadline Retail–0.79%
Ollie’s Bargain Outlet Holdings, Inc.(b)(c)	164,422	15,981,818
Building Products–3.09%
AAON, Inc.	252,570	27,237,149
AZEK Co., Inc. (The)(b)	331,017	15,491,595
Simpson Manufacturing Co., Inc.	84,369	16,137,259
Shares		Value
Building Products–(continued)
Zurn Elkay Water Solutions Corp.	107,799	$3,874,296
		62,740,299
Cargo Ground Transportation–0.93%
Saia, Inc.(b)	43,227	18,901,438
Commercial & Residential Mortgage Finance–1.05%
PennyMac Financial Services, Inc.	187,313	21,348,063
Communications Equipment–0.52%
Harmonic, Inc.(b)	730,509	10,643,516
Construction & Engineering–3.33%
AECOM	146,130	15,090,845
Comfort Systems USA, Inc.	44,147	17,232,781
Construction Partners, Inc., Class A(b)(c)	259,167	18,089,857
Sterling Infrastructure, Inc.(b)	118,258	17,149,775
		67,563,258
Construction Machinery & Heavy Transportation Equipment– 1.02%
Federal Signal Corp.	220,436	20,601,949
Construction Materials–1.20%
Eagle Materials, Inc.	84,269	24,239,978
Data Processing & Outsourced Services–0.73%
Verra Mobility Corp., Class A(b)	534,749	14,871,370
Education Services–2.26%
Bright Horizons Family Solutions, Inc.(b)	150,335	21,066,444
Stride, Inc.(b)	290,101	24,748,516
		45,814,960
Electrical Components & Equipment–1.06%
nVent Electric PLC	307,248	21,587,244
Electronic Components–2.05%
Coherent Corp.(b)	304,252	27,051,046
Littelfuse, Inc.	54,433	14,438,353
		41,489,399
Electronic Equipment & Instruments–1.99%
Itron, Inc.(b)	148,224	15,831,805
Novanta, Inc.(b)	81,169	14,522,757
PAR Technology Corp.(b)(c)	193,058	10,054,461
		40,409,023
Electronic Manufacturing Services–0.54%
Fabrinet (Thailand)(b)	46,604	11,019,050
Environmental & Facilities Services–1.39%
Clean Harbors, Inc.(b)	116,776	28,225,927
Financial Exchanges & Data–1.43%
TMX Group Ltd. (Canada)	923,062	28,931,641
Food Retail–0.76%
Maplebear, Inc.(b)	378,047	15,401,635

See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Health Care Equipment–3.63%
Glaukos Corp.(b)	161,583	$21,051,033
Inspire Medical Systems, Inc.(b)	67,076	14,156,390
Integer Holdings Corp.(b)(c)	126,615	16,459,950
TransMedics Group, Inc.(b)(c)	139,494	21,900,558
		73,567,931
Health Care Facilities–2.76%
Encompass Health Corp.	234,983	22,708,757
Tenet Healthcare Corp.(b)	200,437	33,312,629
		56,021,386
Health Care Services–1.12%
Guardant Health, Inc.(b)(c)	409,377	9,391,108
Option Care Health, Inc.(b)	428,519	13,412,645
		22,803,753
Health Care Supplies–2.81%
Lantheus Holdings, Inc.(b)	203,972	22,385,927
Merit Medical Systems, Inc.(b)	190,417	18,818,912
UFP Technologies, Inc.(b)(c)	49,672	15,731,122
		56,935,961
Homebuilding–2.51%
Cavco Industries, Inc.(b)	43,986	18,836,565
Installed Building Products, Inc.(c)	72,717	17,908,015
M/I Homes, Inc.(b)	81,992	14,050,149
		50,794,729
Homefurnishing Retail–0.30%
RH(b)(c)	18,336	6,132,108
Hotels, Resorts & Cruise Lines–1.09%
Travel + Leisure Co.	189,163	8,716,631
Wyndham Hotels & Resorts, Inc.	170,897	13,353,892
		22,070,523
Household Appliances–1.04%
SharkNinja, Inc.(c)	193,316	21,015,382
Independent Power Producers & Energy Traders–1.18%
Talen Energy Corp.(b)	134,440	23,962,586
Industrial Machinery & Supplies & Components–3.44%
Enpro, Inc.	102,723	16,659,616
ESAB Corp.	146,058	15,527,426
Nordson Corp.	68,555	18,004,600
RBC Bearings, Inc.(b)(c)	65,413	19,583,344
		69,774,986
Industrial REITs–1.46%
EastGroup Properties, Inc.	76,104	14,217,749
Terreno Realty Corp.	229,886	15,363,282
		29,581,031
Internet Services & Infrastructure–0.86%
DigitalOcean Holdings, Inc.(b)(c)	429,910	17,364,065
Investment Banking & Brokerage–2.12%
Jefferies Financial Group, Inc.(c)	371,454	22,862,994
Piper Sandler Cos.	70,688	20,061,961
		42,924,955
Shares		Value
Life Sciences Tools & Services–2.36%
BioLife Solutions, Inc.(b)(c)	681,187	$17,056,923
Bio-Techne Corp.	196,680	15,720,632
Repligen Corp.(b)	101,321	15,078,591
		47,856,146
Managed Health Care–0.74%
HealthEquity, Inc.(b)	184,414	15,094,286
Oil & Gas Equipment & Services–1.37%
TechnipFMC PLC (United Kingdom)	659,089	17,287,905
Weatherford International PLC	122,848	10,432,252
		27,720,157
Oil & Gas Exploration & Production–1.94%
Chord Energy Corp.	68,137	8,873,481
Matador Resources Co.	199,836	9,875,895
Permian Resources Corp.	831,060	11,310,727
Range Resources Corp.	304,377	9,362,637
		39,422,740
Other Specialty Retail–0.49%
Academy Sports & Outdoors, Inc.	170,618	9,957,266
Packaged Foods & Meats–2.21%
Freshpet, Inc.(b)	167,409	22,896,529
Post Holdings, Inc.(b)	189,148	21,893,881
		44,790,410
Personal Care Products–0.42%
e.l.f. Beauty, Inc.(b)	78,064	8,511,318
Pharmaceuticals–1.72%
Intra-Cellular Therapies, Inc.(b)	221,203	16,185,424
Prestige Consumer Healthcare, Inc.(b)	259,003	18,674,116
		34,859,540
Regional Banks–1.93%
Bancorp, Inc. (The)(b)	337,339	18,047,636
Western Alliance Bancorporation	244,612	21,156,492
		39,204,128
Research & Consulting Services–1.06%
CBIZ, Inc.(b)	84,686	5,698,521
KBR, Inc.	242,848	15,816,690
		21,515,211
Restaurants–2.48%
Shake Shack, Inc., Class A(b)(c)	175,794	18,143,699
Texas Roadhouse, Inc.	89,281	15,767,025
Wingstop, Inc.	39,231	16,323,234
		50,233,958
Semiconductor Materials & Equipment–1.55%
Nova Ltd. (Israel)(b)	66,256	13,803,775
Onto Innovation, Inc.(b)	84,507	17,540,273
		31,344,048
Semiconductors–3.82%
Allegro MicroSystems, Inc. (Japan)(b)(c)	481,396	11,216,527
Astera Labs, Inc.(b)	290,452	15,216,780
Impinj, Inc.(b)	65,532	14,188,989
MACOM Technology Solutions Holdings, Inc.(b)	180,526	20,085,323
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Shares		Value
Semiconductors–(continued)
SiTime Corp.(b)(c)	97,508	$16,723,597
		77,431,216
Specialty Chemicals–1.76%
Element Solutions, Inc.	894,747	24,301,328
Quaker Chemical Corp.(c)	67,159	11,315,620
		35,616,948
Steel–1.00%
ATI, Inc.(b)	303,917	20,335,086
Systems Software–2.47%
CyberArk Software Ltd.(b)(c)	64,987	18,950,859
SentinelOne, Inc., Class A(b)(c)	668,058	15,979,947
Varonis Systems, Inc.(b)(c)	266,396	15,051,374
		49,982,180
Trading Companies & Distributors–2.10%
Applied Industrial Technologies, Inc.	75,318	16,805,705
FTAI Aviation Ltd.(c)	143,801	19,111,153
SiteOne Landscape Supply, Inc.(b)(c)	44,305	6,686,068
		42,602,926
Total Common Stocks & Other Equity Interests (Cost $1,452,246,519)		2,025,683,754
Shares		Value
Money Market Funds–0.34%
Invesco Government & Agency Portfolio, Institutional Class, 4.84%(d)(e)	2,394,394	$2,394,394
Invesco Treasury Portfolio, Institutional Class, 4.78%(d)(e)	4,433,605	4,433,605
Total Money Market Funds (Cost $6,827,999)		6,827,999
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.26% (Cost $1,459,074,518)		2,032,511,753
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–13.11%
Invesco Private Government Fund, 4.96%(d)(e)(f)	70,945,881	70,945,881
Invesco Private Prime Fund, 5.02%(d)(e)(f)	194,678,401	194,756,273
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $265,703,224)		265,702,154
TOTAL INVESTMENTS IN SECURITIES–113.37% (Cost $1,724,777,742)		2,298,213,907
OTHER ASSETS LESS LIABILITIES—(13.37)%		(270,963,958)
NET ASSETS–100.00%		$2,027,249,949
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2024.
(d)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$8,080,260	$140,919,228	$(146,605,095)	$-	$1	$2,394,394	$381,377
Invesco Liquid Assets Portfolio, Institutional Class	5,170,627	84,451,436	(89,619,453)	(757)	(1,853)	-	230,710
Invesco Treasury Portfolio, Institutional Class	9,234,584	188,053,862	(192,854,841)	(1)	1	4,433,605	478,419
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	82,748,554	462,442,580	(474,245,253)	-	-	70,945,881	3,040,580*
Invesco Private Prime Fund	217,800,370	1,046,531,849	(1,069,522,122)	(79,010)	25,186	194,756,273	8,202,728*
Total	$323,034,395	$1,922,398,955	$(1,972,846,764)	$(79,768)	$23,335	$272,530,153	$12,333,814

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Small Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When significant events due to market movements occur, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,025,683,754	$—	$—	$2,025,683,754
Money Market Funds	6,827,999	265,702,154	—	272,530,153
Total Investments	$2,032,511,753	$265,702,154	$—	$2,298,213,907
Invesco Small Cap Growth Fund